                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2006

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners, LLC
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick DeGraca
Title: Chief Financial Officer
Phone: 212-332-5195

Signature, Place, and Date of Signing:


          Pat DeGraca                         New York, NY              4/11/06
----------------------------------
          [Signature]                        [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number   Name

  28-________________    ________________________________________
  [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   NONE

Form 13F Information Table Entry Total:   19,970,926

Form 13F Information Table Value Total:   802,136
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.   Form 13F File Number Name

  _____ 28-________________  ________________________________________
  [Repeat as necessary.]

                             Title of                           SH/ PUT/ Investment  Other   Voting Voting Voting
SECURITY                      Class     CUSIP   Value  Shares   PRN CALL Discretion Managers  Sole  Shared  None
--------                     -------- --------- ----- --------- --- ---- ---------- -------- ------ ------ ------
3M COMPANY USD COM..........  Common  88579Y101   235      3100 SH          Sole                  0   0     3100
AFLAC.......................  Common  001055102  5830    129183 SH          Sole             129183   0        0
AIRTRAN HOLDINGS INC........  Common  00949P108  6271    346266 SH          Sole             346266   0        0
AKZO NOBEL NV-SPON ADR......  Common  010199305  6268    118821 SH          Sole             118821   0        0
ALTRIA GROUP INC............  Common  02209S103  5900     83258 SH          Sole              83258   0        0
AMAZON.COM INC..............  Common  023135106  2705     74093 SH          Sole              74093   0        0
AMBAC FINANCIAL GROUP INC...  Common  023139108  6362     79919 SH          Sole              79919   0        0
AMER STANDARD STK...........  Common  029712106  6559    153036 SH          Sole             153036   0        0
AMERADA HESS - AHC..........  Common  023551104   502      3528 SH          Sole               3528   0        0
AMERICAN INTL GROUP.........  Common  026874107  5957     90133 SH          Sole              90133   0        0
AMR STK.....................  Common  001765106 11277    416879 SH          Sole             416879   0        0
APACHE STK..................  Common  037411105  5732     87503 SH          Sole              87503   0        0
ASTRAZENECA
  GROUP-ADR-NEWYORK.........  Common  046353108  6593    131254 SH          Sole             131254   0        0
BAKER HUGHES INC............  Common  057224107   883     12910 SH          Sole              12910   0        0
BANCO BRADESCO-SPONS ADR....  Common  059460303  2603     72484 SH          Sole              72484   0        0
BANCO ITAU SA ADR...........  Common  059602201   943     31660 SH          Sole              31660   0        0
BEAR STEARNS................  Common  073902108  1290      9300 SH          Sole               9300   0        0
BECTON DICKINSON STK........  Common  075887109  5687     92344 SH          Sole              92344   0        0
BERKLEY (WR) CORP...........  Common  084423102  6185    106526 SH          Sole             106526   0        0
BEST BUY COMPANY INC........  Common  086516101  6276    112218 SH          Sole             112218   0        0
BJ SERVICES CO..............  Common  055482103   890     25719 SH          Sole              25719   0        0
BOEING STK..................  Common  097023105  6412     82275 SH          Sole              82275   0        0
BURLINGTON NORTHERN SANTA
  FE CORP USD COM...........  Common  12189T104    26       300 SH          Sole                  0   0      300
CAPITAL ONE FINANCIAL CORP..  Common  14040H105  5545     68865 SH          Sole              68865   0        0
CATERPILLAR INC USD COM.....  Common  149123101  2645     36000 SH          Sole                  0   0    36000
CENTEX STK..................  Common  152312104  2398     38680 SH          Sole              38680   0        0
CHAMPION ENTR STK...........  Common  158496109   351     23476 SH          Sole              23476   0        0
CHARLES SCHWAB CORP.........  Common  808513105  2738    159100 SH          Sole             159100   0        0
CHEVRON CORP................  Common  166764100  6342    109249 SH          Sole              84399   0    24850
CHUBB CORP USD COM..........  Common  171232101  1307     13600 SH          Sole                  0   0    13600
CISCO SYSTEMS INC...........  Common  17275R102  8430    389332 SH          Sole             305532   0    83800
CITIGROUP INC USD COM.......  Common  172967101  2148     45300 SH          Sole                  0   0    45300
CLEVELAND CLIFFS INC USD
  COM.......................  Common  185896107  1293     15000 SH          Sole                  0   0    15000
CONOCOPHILLIPS..............  Common  20825C104  4085 64463.418 SH          Sole              52263   0    12202
CONTINENTAL AIRLINES-CL B...  Common  210795308  8790    326548 SH          Sole             277048   0    49500
CORN PRODUCTS INTL INC USD
  COM.......................  Common  219023108    21       700 SH          Sole                  0   0      700
COUNTRYWIDE FINANCIAL
  CORP......................  Common  222372104  6288    171343 SH          Sole             171343   0        0
CVRD CIA VALE DO RIO ADR....  Common  204412209  2024     41710 SH          Sole              41710   0        0
D.R. HORTON INC.............  Common  23331A109  8720    262501 SH          Sole             262501   0        0
DEERE & CO COM..............  Common  244199105  2640     33000 SH          Sole                  0   0    33000
DELL INC....................  Common  24702R101  7360    247357 SH          Sole             208132   0    39225
DEVON ENERGY STK............  Common  25179M103  6358    103888 SH          Sole              99388   0     4500
DIAGEO PLC--SPONSORED ADR...  Common  25243Q205  6249     98515 SH          Sole              98515   0        0
DIAMOND OFFSHORE DRILLING...  Common  25271C102   945     10562 SH          Sole              10562   0        0
DOW CHEMICAL CO USD COM.....  Common  260543103   130      3200 SH          Sole                  0   0     3200
DU PONT DE NEMOURS & CO E.I.
  USD.30....................  Common  263534109  2336     54551 SH          Sole                  0   0    54551
EBAY INC....................  Common  278642103 11078    283661 SH          Sole             246661   0    37000
EMC CORP USD COM............  Common  268648102  1135     85000 SH          Sole                  0   0    85000
ENSCO INTL STK..............  Common  26874Q100   900     17489 SH          Sole              17489   0        0
ERICSSON LM TEL CO ADR CL B.  Common  294821608  6634    175870 SH          Sole             175870   0        0
EXPRESSJET HOLDINGS INC.....  Common  30218U108  4045    543616 SH          Sole             543616   0        0
EXXON MOBIL CORPORATION.....  Common  30231G102 22775    374138 SH          Sole             331466   0    42672

FIDELITY NATIONAL TITLE-CL
  A........................ Common 31620R105    314   13772 SH    Sole     13772 0       0
FIDELITY NATL STK.......... Common 316326107   5702  160496 SH    Sole    160496 0       0
GENENTECH INC USD COM...... Common 368710406   1739   21000 SH    Sole         0 0   21000
GENERAL DYNAMICS STK....... Common 369550108   6389   99864 SH    Sole     99864 0       0
GENERAL ELECTRIC CO USD
  COM...................... Common 369604103   2586   74600 SH    Sole         0 0   74600
GENERAL MILLS INC (2)...... Common 370334104   6244  123195 SH    Sole    123195 0       0
GLAXO-SMITHKLINE PLC ADR... Common 37733W105   6209  118705 SH    Sole    118705 0       0
GOL LINHAS AEREAS
  INTEL-ADR................ Common 38045R107   3945  147197 SH    Sole    147197 0       0
GOLDEN WEST FIN STK........ Common 381317106   5725   84312 SH    Sole     84312 0       0
GOLDMAN SACHS GROUP INC.... Common 38141G104  15187   96759 SH    Sole     96759 0       0
GOOGLE INC-CL A............ Common 38259P508  20445   52424 SH    Sole     52424 0       0
HARLEY DAVIDSON STK........ Common 412822108   6031  116245 SH    Sole    116245 0       0
HOSPIRA INC USD COM........ Common 441060100     12     290 SH    Sole         0 0     290
HOVNANIAN ENTERPRISES - A.. Common 442487203    853   19410 SH    Sole     19410 0       0
HUMAN GENOME SCIENCES INC
  USD COM.................. Common 444903108     42    4000 SH    Sole         0 0    4000
INCO LTD CAD COM (USD)..... Common 453258402    762   15000 SH    Sole         0 0   15000
INTEL CORP................. Common 458140100   7104  367170 SH    Sole    297170 0   70000
INTERNATIONAL BUSINESS
  MACHINES CORP USD COM.... Common 459200101   1080   13000 SH    Sole         0 0   13000
ISHARES MSCI BRAZIL........ Common 464286400   4742  118700 SH    Sole    118700 0       0
JETBLUE AIRWAYS CORP....... Common 477143101   6001  559828 SH    Sole    544828 0   15000
JOHNSON & JOHNS STK........ Common 478160104   7481  126356 SH    Sole    104696 0   21660
JP MORGAN CHASE & CO....... Common 46625H100   6645  159330 SH    Sole    126000 0   33330
KB HOME.................... Common 48666K109   1910   29398 SH    Sole     29398 0       0
LAN AIRLINES SA-SPON ADR... Common 501723100   3331   84995 SH    Sole     84995 0       0
LEHMAN BROTHERS HOLDINGS
  INC...................... Common 524908100  10746   74354 SH    Sole     74354 0       0
LENNAR CORP................ Common 526057104   3000   49681 SH    Sole     49681 0       0
LOWE'S COMPANIES INC USD
  COM...................... Common 548661107    385    6000 SH    Sole         0 0    6000
MARATHON OIL CORP.......... Common 565849106   1059   13907 SH    Sole     13907 0       0
MCDONALDS - MCD............ Common 580135101   5886  171294 SH    Sole    171294 0       0
MCGRAW HILL STK............ Common 580645109   6467  112240 SH    Sole    112240 0       0
MDC HOLDINGS STK........... Common 552676108    922   14333 SH    Sole     14333 0       0
MEDCO HEALTH SOLUTIONS
  INC...................... Common 58405U102      1      24 SH    Sole         0 0      24
MERCK & CO INC USD COM..... Common 589331107   1115   31500 SH    Sole         0 0   31500
MERITAGE CORPORATION....... Common 59001A102    484    8812 SH    Sole      8812 0       0
MERRILL LYNCH & CO......... Common 590188108   9459  120100 SH    Sole    120100 0       0
MERRILL LYNCH BIOTECH
  HOLDERS TR DEPOSITARY
  RECEIPTS REPR 20......... Common 09067D201   1534    8000 SH    Sole         0 0    8000
MICROSOFT CORP USD COM..... Common 594918104   1962   71200 SH    Sole         0 0   71200
MORGAN STANLEY............. Common 617446448  15937  253563 SH    Sole    233563 0   20000
MORGAN STANLEY ASIA-PACIFIC
  FUND INC................. Common 61744U106     18    1043 SH    Sole         0 0    1043
MORGAN STANLEY EMERGING
  MARKETS FUND............. Common 61744G107     22     841 SH    Sole         0 0     841
MURPHY OIL CORP............ Common 626717102    352    7075 SH    Sole      7075 0       0
NASDAQ 100 SHARES.......... Common 631100104 211227 5036410 SH    Sole   5036110 0     300
NIKE STK................... Common 654106103   5943   69841 SH    Sole     69841 0       0
NOKIA ADR.................. Common 654902204   6729  324735 SH    Sole    320735 0    4000
NORDSTROM INC.............. Common 655664100   6242  159314 SH    Sole    159314 0       0
NOVARTIS AG-ADR............ Common 66987V109   6181  111496 SH    Sole    111496 0       0
NUCOR STK.................. Common 670346105   7338   70027 SH    Sole     70027 0       0
NVIDIA CORP................ Common 67066G104   7583  132431 SH    Sole    132431 0       0
NVR INC.................... Common 62944T105   1454    1968 SH    Sole      1968 0       0
OCCIDENTAL PETROLEUM
  CORP..................... Common 674599105   1413   15251 SH    Sole     15251 0       0
PATTERSON-UTI ENERGY INC... Common 703481101    488   15280 SH    Sole     15280 0       0
PEPSICO INC................ Common 713448108   6474  112015 SH    Sole    102015 0   10000
PETROLEO BRASILEIRO S.A.
  -ADR..................... Common 71654V408   3130   36114 SH    Sole     36114 0       0
PFIZER INC USD COM......... Common 717081103    505   20100 SH    Sole         0 0   20100

PHARMACEUTICAL HLDR
  TRUST................... Common 71712A206     172       2400 SH    Sole         0 0    2400
PLUM CREEK TIMBER CO INC
  USD COM................. Common 729251108    1108      30000 SH    Sole         0 0   30000
PROCTER & GAMBLE CO USD
  COM..................... Common 742718109     570       9840 SH    Sole         0 0    9840
PULTE HOMES INC........... Common 745867101    3151      82018 SH    Sole     82018 0       0
REPUBLIC AIRWAYS HOLDINGS
  IN...................... Common 760276105    4713     318229 SH    Sole    318229 0       0
ROCKWELL COLLINS.......... Common 774341101    6343     112573 SH    Sole    112573 0       0
ROYAL DUTCH SHELL ADR A
  REPR 2 CL A ORDS........ Common 780259206    1131      18000 SH    Sole         0 0   18000
RYLAND GROUP STK.......... Common 783764103     964      13896 SH    Sole     13896 0       0
SCHLUMBERGER STK.......... Common 806857108    2670      21017 SH    Sole      7017 0   14000
SKYWEST................... Common 830879102    6135     209607 SH    Sole    209607 0       0
SMUCKER J.M. CO USD COM... Common 832696405       2         48 SH    Sole         0 0      48
SOUTHWEST AIRLS STK....... Common 844741108   19249    1069967 SH    Sole   1069967 0       0
STANDARD PACIFIC STK...... Common 85375C101     715      21258 SH    Sole     21258 0       0
STAPLES INC............... Common 855030102    6860     268798 SH    Sole    268798 0       0
TAIWAN SEMICONDUCTOR-SP
  ADR..................... Common 874039100    6163     612609 SH    Sole    612609 0       0
TELE CENTRO OESTE
  CEL-ADR................. Common 87923P105      20       1623 SH    Sole      1623 0       0
TELEBRAS - SPONS ADR
  BLOCK................... Common 879287308     701      20574 SH    Sole     20574 0       0
TELELESTE CELULAR PART -
  ADR..................... Common 87943B102       4        237 SH    Sole       237 0       0
TELENORTE LESTE PARTICIP -
  ADR..................... Common 879246106     467      28021 SH    Sole     28021 0       0
TEMPLE-INLAND INC USD
  COM..................... Common 879868107     672      14861 SH    Sole         0 0   14861
THE HEALTHCARE COMPANY.... Common 404119109    5740     125361 SH    Sole    125361 0       0
TIM PARTICIPACOES SA-ADR.. Common 88706P106      71       1906 SH    Sole      1906 0       0
TIME WARNER INC USD COM... Common 887317105    1489      88847 SH    Sole         0 0   88847
TOLL BROTHERS STK......... Common 889478103    1742      50300 SH    Sole     50300 0       0
TYCO INTERNATIONAL LTD
  USD COM................. Common 902124106    1297      48500 SH    Sole         0 0   48500
UAL CORP.................. Common 902549807    5852     146565 SH    Sole    146565 0       0
UNIBANCO - SPONSORED
  GDR..................... Common 90458E107    1106      14967 SH    Sole     14967 0       0
UNION PACIFIC CORP USD
  COM..................... Common 907818108     284       3000 SH    Sole         0 0    3000
UNITED PARCEL SERVICE OF
  AMERICA INC CL-B USD
  COM..................... Common 911312106    1074      13500 SH    Sole         0 0   13500
UNITED STATES STEEL CORP
  USD COM................. Common 912909108     914      14700 SH    Sole         0 0   14700
UNITED TECHNOLOGIES
  CORP.................... Common 913017109    6385     110115 SH    Sole    103515 0    6600
UNITEDHEALTH GROUP INC.... Common 91324P102    5777     103426 SH    Sole    103426 0       0
US AIRWAYS GROUP INC...... Common 90341W108    9771     244585 SH    Sole    212585 0   32000
VERIZON COMMUNICATIONS
  INC USD COM............. Common 92343V104      84       2440 SH    Sole         0 0    2440
WAL MART STORES INC USD
  COM..................... Common 931142103     421       9000 SH    Sole         0 0    9000
WELLPOINT INC............. Common 94973V107     763      10000 SH    Sole         0 0   10000
WYETH INC USD COM......... Common 983024100     911      18700 SH    Sole         0 0   18700
YAHOO! INC................ Common 984332106    8199     254144 SH    Sole    254144 0       0
YRC WORLDWIDE INC......... Common 984249102     190       5000 SH    Sole         0 0    5000
YUM! BRANDS INC........... Common 988498101    6625     135876 SH    Sole    122176 0   13700
                                            802,136 19,970,926